Earnings (Loss) Per Share - Schedule of Basic and Diluted Net Earnings (Loss) Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator
Net income (loss) attributable to ordinary shareholders – basic and diluted		$ (30,887)	$ 450,256
Denominator
Weighted average number of ordinary shares outstanding - basic	[1]	1,923,591	74,895
Weighted average number of ordinary shares outstanding - diluted	[1]	1,923,591	74,895
Earnings (loss) per share attributable to ordinary shareholders - basic		$ (0.02)	$ 6.01
Earnings (loss) per share attributable to ordinary shareholders - diluted		$ (0.02)	$ 6.01

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025